Divestitures (Details) - CAD ($) shares in Millions, $ in Millions				12 Months Ended
	Oct. 14, 2021	May 01, 2021	Dec. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal				$ 229	$ 81		$ 2
Headwater Exploration Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Sale of common shares in equity method investment	50
Proceeds from sales of investment in equity-accounted affiliate	$ 228
Before-tax gain on disposal	116
After-tax gain on disposal	$ 99
Marten Hills, Alberta
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal		$ 60
After-tax gain on disposal		47
Proceeds from disposal of oil and gas assets		$ 102
Marten Hills, Alberta | Marten Hills
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal			$ 79
After-tax gain on disposal			65
Proceeds from disposal of oil and gas assets			33
Consideration received for sale of operating assets			$ 138
Consideration received for sale of operating assets, common stock (in shares)			50
Consideration received for sale of operating assets, common stock			$ 97
Consideration received for sale of operating assets, purchase warrants (in shares)			15
Consideration received for sale of operating assets, purchase warrants			$ 8
East Clearwater and Kaybob
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal				34
After-tax gain on disposal				25
Proceeds from disposal of oil and gas assets				$ 103

[1]	See Note 3(w) for revisions to comparative results.